GUINNESS ATKINSON FUNDS

SmartETFs Sustainable Energy II ETF (SULR)

SUPPLEMENT DATED MARCH 1, 2021

This Supplement provides new information beyond that contained in the currently effective Summary Prospectus dated November 9, 2020, Prospectus and Statement of Additional Information (“SAI”) each dated November 3, 2020 for the each of the Funds identified above.

Effective immediately, Edward Guinness no longer serves as a portfolio manager of the SmartETFs Sustainable Energy II ETF (the “Fund”). Accordingly, all references to Mr. Guinness as a portfolio manager in the Summary Prospectus, Prospectus and Statement of Additional Information are deemed to be deleted and should be disregarded.

Jonathan Waghorn and Will Riley, of Guinness Atkinson Asset Management, the Fund’s investment adviser, continue to serve as portfolio managers of the Fund.

This Supplement, the existing Summary Prospectus, Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free:

SmartETFs	(866) 307-5990

GUINNESS ATKINSON FUNDS

Guinness Atkinson Alternative Energy Fund (GAAEX)

Guinness Atkinson Asia Pacific Dividend Builder Fund (GAADX)

Guinness Atkinson Dividend Builder Fund (GAINX)

SUPPLEMENT DATED MARCH 1, 2021

This Supplement provides new information beyond that contained in the currently effective Summary Prospectus dated May 5, 2020, Prospectus and Statement of Additional Information (“SAI”) each dated May 1, 2020 for each of the Funds identified above.

Guinness Atkinson Alternative Energy Fund (GAAEX)

Effective immediately, Edward Guinness no longer serves as a portfolio manager of the Guinness Atkinson Alternative Energy Fund (the “Fund”). According, all references to Mr. Guinness as a portfolio manager in the Fund’s Summary Prospectus, Prospectus and Statement of Information are deemed to be deleted and should be disregarded.

Jonathan Waghorn and Will Riley, of Guinness Atkinson Asset Management, the Fund’s investment adviser, continue to serve as portfolio managers of the Fund.

Guinness Atkinson Asia Pacific Dividend Builder Fund (GAADX), Guinness Atkinson Dividend Builder Fund (GAINX)

On March 26, 2021, each of the Guinness Atkinson Asia Pacific Dividend Builder Fund (GAADX) and the Guinness Atkinson Dividend Builder Fund (GAINX) will be converted into exchange traded fund. A separate communication concerning the Conversions will be distributed to shareholders.

In connection with the Conversions, which are expected to take place on March 26, 2021:

No new purchases of shares will be accepted after March 18, 2021; and

Effective with the close of business on March 18, 2021, these funds will stop participating in the exchange programs for the Guinness Atkinson Funds, which means that shares of other Guinness Atkinson Funds cannot be exchanged into shares of these funds, and shares of these funds cannot be exchanged into shares of other Guinness Atkinson Funds.

Effective March 26, 2021, shares of each of these funds may no longer be redeemed. The last day to redeem shares of these Funds is March 25, 2021. Shares not redeemed by March 25, 2021 will be converted to the successor exchange traded funds.

Effective with the close of business on March 18, 2021, shares of these Funds can no longer be exchanged into shares of the Guinness Atkinson Asia Pacific Dividend Builder Fund or the Guinness Atkinson Dividend Builder Fund.

For each Fund, this Supplement, the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. Each Fund’s Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free:

Guinness Atkinson Funds	(800) 915-6566